DIVIDENDS ON ORDINARY SHARES (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares	£ 2,240	£ 2,288	£ 2,034
Stock Repurchase Program, Authorized Amount	£ 1,750	£ 1,000
Final dividend [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in Pounds per share)	£ 0.0214	£ 0.0205	£ 0.017
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 1,523	£ 1,475	£ 1,212
Dividends Payable, Date to be Paid	May 21, 2019
Special dividend [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in Pounds per share)			£ 0.005
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			£ 356
Net of Credit for Unclaimed Dividends [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends paid, ordinary shares		£ 2,284	£ 2,014
Lloyds Banking Group Share Incentive Plan [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in Shares)	5,538,164	12,414,401
HBOS Share Incentive Plan Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in Shares)	445,625	445,625
Lloyds Banking Group Employee Share Ownernship Trust [Member] | Waived [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in Shares)	5,679,119	13,346,132
Lloyds Group Holdings (Jersey) Limited [Member] | Waived rights to all but a nominal amount of one penny [Member]
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in Shares)	42,846	42,846